20. Segment Information	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
20. Segment Information

The Company has three business segments used to measure its business activity – wholesale trading, retail energy services, and diversified investments:

•	Wholesale trading activities earn profits from trading financial, physical, and derivative electricity in wholesale markets regulated by the FERC and the CFTC.
•	On July 1, 2012, the Company began selling electricity to residential and small commercial customers.
•	On October 23, 2013, the Company formed a new entity to take advantage of certain investment opportunities in the residential real estate market and in 2014, it made certain investments in the securities of emerging companies.

Trading profits and sales are classified as “foreign” or “domestic” based on the location where the trade or sale originated. For the years ended December 31, 2014 and 2013, all such transactions were “domestic”. Furthermore, the Company has no long-lived assets in foreign jurisdictions.

These segments are managed separately because they operate under different regulatory structures and are dependent upon different revenue models. The performance of each is evaluated based on the operating income or loss generated.

Certain amounts reported in prior periods have been reclassified to conform to the current period’s presentation.

Information on segments for the year ended December 31, 2014 is as follows:

	Wholesale Trading	Retail Energy Services	Diversified Investments	Corporate, Net of Eliminations	Consolidated Total
Year Ended December 31, 2014
Wholesale trading	$36,894,702	$1,717,242	$–	$–	$38,611,944
Retail energy services	–	11,229,476	–	–	11,229,476
Revenues, net	36,894,702	12,946,718	–	–	49,841,420

Costs of retail electricity sold	–	11,440,672	–	–	11,440,672
Retail sales and marketing	–	324,948	–	–	324,948
Compensation and benefits	19,196,234	391,931	–	2,134,154	21,722,319
Professional fees	686,643	876,488	2,200	921,725	2,487,056
Other general and administrative	7,720,546	1,314,991	108,938	(3,050,632)	6,093,843
Trading tools and subscriptions	902,364	386,349	2,765	41,326	1,332,804
Operating costs and expenses	28,505,787	14,735,379	113,903	46,573	43,401,642
Operating income (loss)	$8,388,915	$(1,788,661)	$(113,903)	$(46,573)	$6,439,778
Capital expenditures	$15,773	$738,615	$185,529	$127,388	$1,067,305

At December 31, 2014
Identifiable Assets
Cash - unrestricted	$1,296,294	$288,436	$5,925	$806,645	$2,397,300
Cash in trading accounts	19,642,215	1,344,937	–	–	20,987,152
Accounts receivable - trade	501,182	1,878,247	–	14,817	2,394,246
Marketable securities	–	–	–	311,586	311,586
Prepaid expenses and other assets	127,209	159,543	30,943	211,224	528,919
Total current assets	21,566,900	3,671,163	36,868	1,344,272	26,619,203

Property, equipment and furniture, net	80,048	99,068	1,000	582,413	762,529
Intangible assets, net	–	269,149	–	–	269,149
Deferred financing costs, net	–	31,354	–	210,390	241,744
Cash - restricted	1,319,371	–	–	–	1,319,371
Land held for development	–	–	953,462	–	953,462
Investment in convertible notes	–	–	1,604,879	–	1,604,879
Total assets	$22,966,319	$4,070,734	$2,596,209	$2,137,075	$31,770,337

Identifiable Liabilities and Equity
Accounts payable - trade	$369,840	$803,124	$25,215	$345,924	$1,544,103
Accrued expenses	–	678,456	–	3,539	681,995
Accrued compensation	3,601,282	–	–	–	3,601,282
Accrued interest	–	–	–	849,913	849,913
Revolver	–	1,105,259	–	–	1,105,259
Senior notes	–	–	304,952	7,116	312,068
Subordinated notes	–	–	–	7,234,559	7,234,559
Obligations under settlement agreement	582,565	–	–	–	582,565
Total current liabilities	4,553,687	2,586,839	330,167	8,441,051	15,911,744

Senior notes	–	–	–	217,451	217,451
Obligations under settlement agreement	2,524,448	–	–	–	2,524,448
Subordinated notes	–	–	–	10,418,569	10,418,569
Total liabilities	7,078,135	2,586,839	330,167	19,077,071	29,072,212

Investment in subsidiaries	7,835,842	7,527,746	2,489,529	(17,853,117)	–
Series A preferred equity	–	–	–	2,745,000	2,745,000
Common equity	7,053,301	(5,180,443)	(223,487)	(1,842,995)	(193,624)
Accumulated other comprehensive income	999,041	(863,408)	–	11,116	146,749
Total members' equity	15,888,184	1,483,895	2,266,042	(16,939,996)	2,698,125
Total liabilities and equity	$22,966,319	$4,070,734	$2,596,209	$2,137,075	$31,770,337

Information on segments for the year ended December 31, 2013 is as follows:

	Wholesale Trading	Retail Energy Services	Diversified Investments	Corporate, Net of Eliminations	Consolidated Total
Year Ended December 31, 2013
Wholesale trading	$25,091,983	$213,740	$–	$–	$25,305,723
Retail energy services	–	7,479,775	–	–	7,479,775
Revenues, net	25,091,983	7,693,515	–	–	32,785,498
Costs of retail electricity sold	–	7,760,674	–	–	7,760,674
Retail sales and marketing	–	493	–	–	493
Compensation and benefits	11,041,126	194,486	–	2,008,229	13,243,841
Professional fees	2,996,730	225,439	–	1,172,507	4,394,676
Other general and administrative	7,314,319	868,266	13,060	(5,342,128)	2,853,517
Trading tools and subscriptions	849,959	41,291	–	31,506	922,756
Operating costs and expenses	22,202,134	9,090,649	13,060	(2,129,886)	29,175,957
Operating income (loss)	$2,889,849	$(1,397,134)	$(13,060)	$2,129,886	$3,609,541
Capital expenditures	$32,567	$62,308	$784,169	$180,224	$1,059,268

At December 31, 2013
Identifiable Assets
Cash - unrestricted	$1,988,248	$285,419	$–	$916,828	$3,190,495
Cash in trading accounts	8,581,233	1,903,215	–	–	10,484,448
Accounts receivable - trade	168,952	1,146,257	–	–	1,315,209
Note receivable	–	140,964	–	–	140,964
Investment securities	–	–	–	256,004	256,004
Prepaid expenses and other assets	87,499	19,728	–	135,255	242,482
Total current assets	10,825,932	3,495,583	–	1,308,087	15,629,602
Equipment and furniture, net	438,047	66,251	–	–	504,298
Intangible assets, net	–	55,978	–	250,000	305,978
Deferred financing costs, net	–	–	–	337,559	337,559
Cash - restricted	–	–	320,188	–	320,188
Land held for development	–	–	110,477	–	110,477
Mortgage receivable	–	–	353,504	–	353,504
Total assets	$11,263,979	$3,617,812	$784,169	$1,895,646	$17,561,606

Identifiable Liabilities and Equity
Accounts payable - trade	$619,840	$415,804	$–	$–	$1,035,644
Accrued expenses	–	666,959	–	16,597	683,556
Accrued compensation	299,439	–	–	–	299,439
Accrued interest	–	–	–	359,758	359,758
Notes payable	–	–	–	200,000	200,000
Subordinated notes	–	–	–	4,922,596	4,922,596
Obligations under non-competition agreement	–	–	–	250,000	250,000
Total current liabilities	919,279	1,082,763	–	5,748,951	7,750,993
Subordinated notes	–	–	–	5,062,230	5,062,230
Total liabilities	919,279	1,082,763	–	10,811,181	12,813,223
Investment in subsidiaries	10,006,692	2,178,435	784,169	(12,969,296)	–
Series A preferred equity	–	–	–	2,745,000	2,745,000
Common equity	–	–	–	1,302,994	1,302,994
Accumulated other comprehensive income	338,008	356,614	–	5,767	700,389
Total members' equity	10,344,700	2,535,049	784,169	(8,915,535)	4,748,383
Total liabilities and equity	$11,263,979	$3,617,812	$784,169	$1,895,646	$17,561,606